RETIREMENT AND POSTRETIREMENT BENEFITS - EXPECTED RATE OF RETURN AND TARGET MIX FOR PLAN ASSETS (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Canadian Pension Plans
Pension and Other Postretirement Benefit Disclosures
Expected rate of return on plan assets (as a percent)	6.60%	6.70%
Liquids Pipelines Plan | Equity securities
Target Mix for Plan Assets
Allocation of plan assets (as a percent)	62.50%
Liquids Pipelines Plan | Fixed income securities
Target Mix for Plan Assets
Allocation of plan assets (as a percent)	30.00%
Liquids Pipelines Plan | Other
Target Mix for Plan Assets
Allocation of plan assets (as a percent)	7.50%
Gas Distribution Plan | Equity securities
Target Mix for Plan Assets
Allocation of plan assets (as a percent)	53.50%
Gas Distribution Plan | Fixed income securities
Target Mix for Plan Assets
Allocation of plan assets (as a percent)	40.00%
Gas Distribution Plan | Other
Target Mix for Plan Assets
Allocation of plan assets (as a percent)	6.50%
United States Pension Plan
Pension and Other Postretirement Benefit Disclosures
Expected rate of return on plan assets (as a percent)	7.20%	7.20%
United States Pension Plan | Equity securities
Target Mix for Plan Assets
Allocation of plan assets (as a percent)	62.50%
United States Pension Plan | Fixed income securities
Target Mix for Plan Assets
Allocation of plan assets (as a percent)	30.00%
United States Pension Plan | Other
Target Mix for Plan Assets
Allocation of plan assets (as a percent)	7.50%
United States OPEB Plan
Pension and Other Postretirement Benefit Disclosures
Expected rate of return on plan assets (as a percent)	6.00%	6.00%
Pension
Pension and Other Postretirement Benefit Disclosures
Expected rate of return on plan assets (as a percent)	6.60%	6.70%	6.70%
Major Categories of Plan Assets
Carrying value of non-financial instruments	CAD 7	CAD 21
Refundable tax of non-financial instruments	CAD 105	CAD 106
Pension | Equity securities
Major Categories of Plan Assets
Percentage of plan assets invested in readily marketable investments	48.30%	56.40%
Pension | Fixed income securities
Major Categories of Plan Assets
Percentage of plan assets invested in readily marketable investments	31.40%	31.40%
Pension | Other
Major Categories of Plan Assets
Percentage of plan assets invested in readily marketable investments	20.30%	12.20%
OPEB
Pension and Other Postretirement Benefit Disclosures
Expected rate of return on plan assets (as a percent)	6.00%	6.00%	6.00%
OPEB | Equity securities
Major Categories of Plan Assets
Percentage of plan assets invested in readily marketable investments	60.00%	59.10%
OPEB | Fixed income securities
Major Categories of Plan Assets
Percentage of plan assets invested in readily marketable investments	39.10%	40.00%
OPEB | Other
Major Categories of Plan Assets
Percentage of plan assets invested in readily marketable investments	0.90%	0.90%